Other long-term assets	12 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other long-term assets
Other long-term assets

	As at September 30, 2019	As at September 30, 2018
	$	$
Prepaid long-term maintenance agreements	20,532	21,647
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 16)	23,879	24,652
Retirement benefits assets (Note 16)	96,620	27,482
Deposits	13,999	11,253
Deferred financing fees	3,798	3,182
Other	21,652	16,732
	180,480	104,948